Quarterly portfolio holdings
John Hancock
Global Senior Loan ETF
Fixed income
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Senior loans (A) 81.5%					$128,866,012
(Cost $129,601,794)
Communication services 7.7%					12,130,661
Diversified telecommunication services 2.5%
Masorange Finco PLC, 2025 EUR Term Loan B (6 month EURIBOR + 2.250%)	4.384	03-25-31	EUR	1,500,000	1,784,065
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.422	03-22-29		248,671	247,739
Zayo Group Holdings, Inc., 2025 Term Loan (B)	TBD	03-11-30		317,957	305,725
Zegona Holdco, Ltd., 2026 EUR Repriced Term Loan B (6 month EURIBOR + 2.250%)	4.391	07-17-29	EUR	1,400,000	1,666,377
Entertainment 0.3%
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.536	03-13-28		497,389	481,512
Interactive media and services 0.4%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.022	12-06-27		497,382	494,985
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.922	05-03-28		108,977	98,547
Media 3.0%
Century DE Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.667	10-30-30		498,750	494,137
Coral-US Co-Borrower LLC, 2021 Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.795	10-15-29		500,000	493,405
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.178	08-02-29		473,988	473,988
Dotdash Meredith, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.200	06-17-32		500,000	452,190
Gray Media, Inc., 2021 Term Loan D (1 month CME Term SOFR + 3.000%)	6.814	12-01-28		500,000	497,410
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.172	06-28-32		497,500	496,739
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	5.795	04-28-28		500,000	493,960
Zephyr Midco 2, Ltd., 2025 GBP Term Loan B3 (1 month SONIA + 4.750%)	8.474	07-20-28	GBP	1,000,000	1,369,890
Wireless telecommunication services 1.5%
Crown Subsea Communications Holding, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.172	01-30-31		500,000	500,780
Vmed O2 UK Holdco 4, Ltd., 2025 Term Loan Z (B)	TBD	10-15-31	EUR	1,500,000	1,779,212
Consumer discretionary 14.4%					22,844,049
Broadline retail 1.1%
Peer Holding III BV, 2025 EUR Term Loan B7 (3 month EURIBOR + 2.750%)	4.776	11-26-31	EUR	1,500,000	1,789,454
Diversified consumer services 2.5%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.139	11-14-31	EUR	1,600,000	1,595,483
Eagle Bidco, Ltd., 2025 EUR Term Loan B (1 month EURIBOR + 3.750%)	5.704	02-29-32	EUR	1,500,000	1,792,845
Prometric Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.422	06-25-32		498,750	498,541
Hotels, restaurants and leisure 6.4%
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.181	10-02-28		392,289	385,424
Bulldog Purchaser, Inc., 2025 Term Loan (B)	TBD	06-27-31		498,741	498,242
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.922	02-06-31		497,468	493,489
Elvis UK Holdco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.600%)	5.627	10-31-31	EUR	1,500,000	1,793,630
EOC Borrower LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	03-24-32		497,500	497,127
Fertitta Entertainment LLC/NV, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	6.922	01-27-29		497,416	495,949
Financiere Pax SAS, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.635	12-31-29	EUR	1,500,000	1,773,323
Flutter Financing BV, 2024 Term Loan B (3 month CME Term SOFR + 1.750%)	5.422	11-30-30		497,462	496,218
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	7.422	01-28-32		497,494	496,996
HBX Group International PLC, EUR Term Loan B (6 month EURIBOR + 2.250%)	4.389	02-13-32	EUR	1,000,000	1,184,452
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	08-02-28		498,137	496,713
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.422	09-20-30		476,209	474,543
Sgh2 LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 4.500%)	8.172	08-18-32		498,750	499,698
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	05-01-31		497,475	491,570
Household durables 0.3%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.773	07-31-28		497,494	497,379
Leisure products 0.9%
19th Holdings Golf LLC, 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	7.032	02-07-29		497,423	496,493
GSM Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.000%)	8.672	09-30-31		497,481	494,785
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.418	02-20-30		497,487	498,885
2	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail 2.5%
American Greetings Corp., 2024 Term Loan B (1 month CME Term SOFR + 5.750%)	9.422	10-30-29		493,590	$488,037
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.422	09-24-31		497,481	497,481
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.184	03-03-28		470,146	468,914
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.671	08-18-32		500,000	499,250
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.286	10-20-28		497,403	489,320
Staples, Inc., 2024 Term Loan B (3 month CME Term SOFR + 5.750%)	9.604	09-04-29		498,737	475,327
Valvoline, Inc., Term Loan B (1 month CME Term SOFR + 2.000%)	5.700	12-01-32		500,000	501,875
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.422	03-29-29		487,500	487,198
Textiles, apparel and luxury goods 0.7%
Beach Acquisition Bidco LLC, EUR PIK Term Loan B (3 month EURIBOR + 3.500%)	5.519	09-12-32	EUR	1,000,000	1,195,408
Consumer staples 7.8%					12,311,974
Beverages 0.6%
Celsius Holdings, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.172	04-01-32		387,917	389,565
Primo Brands Corp., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.922	03-31-28		497,487	497,094
Consumer staples distribution and retail 3.6%
Bellis Acquisition Company PLC, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.079	05-14-31	EUR	1,400,000	1,453,441
Boots Group Bidco, Ltd., GBP Term Loan B (1 month SONIA + 4.750%)	8.475	08-30-32	GBP	1,500,000	2,068,956
Boots Group Finco LP, USD Term Loan (3 month CME Term SOFR + 3.500%)	7.206	08-30-32		500,000	501,250
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.548	11-04-30	EUR	1,500,000	1,753,658
Food products 3.3%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.036	08-13-30		497,494	499,673
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.529	04-05-32	EUR	1,479,874	1,748,068
Asterix Acquico GmbH, EUR 1st Lien Term Loan B (3 month EURIBOR + 3.750%)	5.776	03-29-32	EUR	1,500,000	1,795,076
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.885	09-30-31		497,494	496,165
Nourish Buyer I, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 4.000%)	7.669	07-09-32		498,750	498,336
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.896	04-01-29		128,517	126,107
Personal care products 0.3%
KDC/ONE Development Corp, Inc., 2025 USD Term Loan (1 month CME Term SOFR + 3.500%)	7.172	08-15-28		500,000	484,585
Energy 3.7%					5,791,464
Energy equipment and services 0.3%
Goodnight Water Solutions Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	7.672	06-04-29		497,340	492,367
Oil, gas and consumable fuels 3.4%
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.477	04-29-29	GBP	1,500,000	2,062,678
Colossus Acquireco LLC, Term Loan B (3 month CME Term SOFR + 1.750%)	5.410	07-30-32		498,750	496,670
EG Finco, Ltd., 2025 EUR Term Loan (6 month EURIBOR + 3.875%)	5.937	02-07-28	EUR	1,492,500	1,774,808
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	04-01-32		467,276	467,080
Par Petroleum LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	6.955	02-28-30		497,448	497,861
Financials 7.2%					11,478,877
Capital markets 0.6%
Jefferies Finance LLC, 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.430	10-21-31		497,487	495,622
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	07-31-31		497,500	495,246
Consumer finance 0.3%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.172	11-23-28		497,487	467,638
Financial services 3.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.422	07-30-31		497,487	497,333
Apex Group Treasury LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.387	02-27-32		183,768	169,067
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.172	08-16-32		427,083	423,082
Guardian US Holdco LLC, 2023 Term Loan B (3 month CME Term SOFR + 3.500%)	7.172	01-31-30		497,462	496,532
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	5.822	12-15-31		497,382	493,154
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	11-17-31		497,500	$492,346
Speed Midco 3 Sarl, 2025 EUR Term Loan (6 month EURIBOR + 2.750%)	4.845	10-07-32	EUR	2,000,000	2,376,327
Insurance 3.2%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.672	11-06-30		497,487	495,622
Alera Group, Inc., 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.417	05-30-32		498,750	496,880
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	7.922	09-19-30		497,500	497,853
Athena Bidco SASU, 2025 EUR Repriced Term Loan (3 month EURIBOR + 3.000%)	5.019	04-14-31	EUR	1,500,000	1,790,365
Galaxy Bidco, Ltd., 2024 EUR Term Loan B (6 month EURIBOR + 3.750%)	5.867	12-19-29	EUR	1,500,000	1,791,810
Health care 9.7%					15,326,033
Health care equipment and supplies 2.0%
Argent Bidco SAS, EUR Term Loan B (B)	TBD	11-12-32	EUR	1,000,000	1,196,194
Hopper Merger Sub, Inc., 2026 EUR Term Loan B (B)	TBD	01-14-33	EUR	1,000,000	1,188,532
Hopper Merger Sub, Inc., 2026 Term Loan B (B)	TBD	01-14-33		217,229	215,574
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.422	10-23-30		497,500	498,565
Health care providers and services 4.6%
Aveanna Healthcare LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.422	09-17-32		748,125	746,771
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.667	08-01-29		497,468	492,807
IVI America LLC, 2025 USD Repriced Term Loan (3 month CME Term SOFR + 3.250%)	6.922	04-18-31		498,750	501,244
Mamba Purchaser, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	10-14-31		497,500	497,629
MED ParentCo LP, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.672	04-15-31		498,750	497,972
Median BV, 2021 GBP Term Loan B (3 month SONIA + 5.925%)	9.768	10-14-27	GBP	1,400,000	1,861,115
Onex TSG Intermediate Corp., 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.417	08-06-32		500,000	500,105
Radiology Partners, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.172	06-30-32		299,250	299,196
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.672	11-19-31		463,589	458,489
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	7.672	09-27-30		497,468	497,558
Surgery Center Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	12-19-30		497,500	497,858
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.928	12-20-27		497,389	496,146
Health care technology 0.8%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	02-15-29		497,494	490,549
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	6.450	03-26-32		231,668	213,829
Imprivata, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	12-01-27		497,500	496,878
Life sciences tools and services 0.3%
PAREXEL International Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	12-12-31		498,744	498,330
Pharmaceuticals 2.0%
Althea Acquisition Bidco Sarl, 2025 1st Lien Term Loan B (B)	TBD	01-20-33	EUR	1,000,000	1,189,948
Dechra Finance US LLC, USD Term Loan B (6 month CME Term SOFR + 3.000%)	6.637	01-27-32		497,494	497,618
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.422	04-23-31		497,481	497,635
Financiere Mendel SASU, 2025 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.593	11-08-30		497,487	499,045
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	04-20-29		497,481	496,446
Industrials 18.8%					29,706,082
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.172	02-28-31		497,475	497,146
Air freight and logistics 0.3%
Clue Opco LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.167	12-19-30		500,000	497,845
Building products 0.3%
Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B (6 month CME Term SOFR + 2.000%)	5.839	06-13-31		497,475	497,321
Commercial services and supplies 8.4%
Albion Financing 3 Sarl, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.029	05-21-31	EUR	1,400,000	1,670,724
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.922	08-20-32		498,750	499,239
Belron UK Finance PLC, 2024 EUR Incremental Term Loan B (3 month EURIBOR + 2.750%)	4.740	10-16-31	EUR	1,400,000	1,666,727
Enviri Corp., 2021 Term Loan (1 month CME Term SOFR + 2.250%)	6.036	06-09-28		497,396	495,322
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.675	10-21-30		497,468	495,190
4	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
JFL-Tiger Acquisition Company, Inc., Term Loan B (1 month CME Term SOFR + 3.750%)	7.423	10-17-30		497,462	$497,875
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.688	10-13-30		446,833	445,622
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.769	01-11-30	EUR	1,000,000	1,178,123
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.255	07-15-32	EUR	1,400,000	1,673,039
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	06-18-29		497,462	491,035
TruGreen LP, 2020 Term Loan (3 month CME Term SOFR + 4.000%)	7.767	11-02-27		129,476	126,596
VDK Groep BV, 2026 EUR Term Loan B (B)	TBD	02-23-32	EUR	1,000,000	1,195,968
Verisure Holding AB, 2025 EUR Term Loan B (3 month EURIBOR + 2.250%)	4.300	11-03-32	EUR	1,500,000	1,791,864
Vestis Corp., Term Loan (3 month CME Term SOFR + 2.250%)	6.072	02-22-31		500,000	466,665
Wash Bidco, Inc., Term Loan B (1 month CME Term SOFR + 3.250%)	6.922	09-10-32		500,000	501,040
Construction and engineering 1.7%
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.672	05-17-28		497,487	496,677
Circet Europe SASU, 2021 Term Loan B (B)	TBD	10-13-28	EUR	1,400,000	1,669,158
Flynn Canada, Term Loan B (1 month CME Term SOFR + 4.500%)	8.286	07-31-28		493,151	488,219
Electrical equipment 0.6%
BCP VI Summit Holdings LP, Term Loan B (1 month CME Term SOFR + 3.000%)	6.700	01-30-32		497,500	496,465
Emrld Borrower LP, 2024 Term Loan B (6 month CME Term SOFR + 2.250%)	6.122	08-04-31		497,500	496,570
Ground transportation 1.6%
AIT Worldwide Logistics Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 4.000%)	7.887	04-08-30		497,487	498,522
Avis Budget Car Rental LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	07-16-32		497,500	496,256
First Student Bidco, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.172	08-15-30		422,663	421,873
First Student Bidco, Inc., 2025 Term Loan C (3 month CME Term SOFR + 2.500%)	6.172	08-15-30		77,337	77,124
Savage Enterprises LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.175	08-05-32		497,500	498,122
XPO, Inc., 2025 Term Loan (2031) (1 month CME Term SOFR + 1.750%)	5.422	02-03-31		500,000	500,535
Machinery 3.0%
Boels Topholding BV, 2025 EUR Term Loan B3 (1 month EURIBOR + 2.750%)	4.721	05-23-31	EUR	1,767,241	2,102,715
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	07-01-31		498,741	499,115
Innio Group Holding GmbH, 2024 EUR 1st Lien Term Loan B (1 month EURIBOR + 2.750%)	4.735	11-02-28	EUR	1,411,153	1,679,249
Madison IAQ LLC, 2025 Repriced Term Loan (6 month CME Term SOFR + 2.750%)	6.378	11-08-32		477,423	477,872
Marine transportation 1.1%
Boluda Towage SL, 2024 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.454	01-31-30	EUR	1,000,000	1,197,086
Third Coast Infrastructure LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.750%)	7.422	09-25-30		493,750	494,061
Passenger airlines 0.6%
American Airlines, Inc., 2024 1st Lien Term Loan B (6 month CME Term SOFR + 2.250%)	6.000	02-15-28		500,000	499,465
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.445	08-27-29		497,481	476,030
Professional services 0.9%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	01-31-31		500,000	457,500
KBR, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	01-17-31		497,468	498,792
Trans Union LLC, 2024 Term Loan B8 (1 month CME Term SOFR + 1.750%)	5.422	06-24-31		497,475	497,335
Information technology 9.5%					14,991,442
Communications equipment 0.6%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	7.834	06-28-29		497,487	498,731
Viavi Solutions, Inc., Term Loan B (3 month CME Term SOFR + 2.500%)	6.171	10-16-32		416,667	416,321
IT services 0.7%
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.536	06-28-28		496,908	461,503
Sonicwall US Holdings, Inc., 2023 Term Loan (3 month CME Term SOFR + 5.000%)	8.672	05-18-28		497,462	244,587
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.701	04-16-32		498,750	458,850
Semiconductors and semiconductor equipment 0.3%
MKS, Inc., 2025 USD Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.672	08-17-29		473,906	474,498
Software 6.8%
Access CIG LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.672	08-19-30		497,500	469,725
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.672	04-30-31		497,500	$497,366
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	04-25-31		497,500	498,122
Boxer Parent Company, Inc., 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.526	07-30-31	EUR	997,487	1,158,265
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.822	07-30-31		497,494	477,594
Claudius Finance Sarl, 2025 Term Loan B5 (B)	TBD	07-10-28	EUR	1,400,000	1,653,019
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 4.000%)	7.674	12-09-31		412,001	403,761
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	7.723	09-15-32		500,000	438,750
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.422	09-12-29		496,104	490,523
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	01-30-32		497,487	485,672
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.639	06-01-29		497,494	384,782
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.660	11-12-30		497,500	492,525
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.672	03-01-29		497,487	439,033
Mitchell International, Inc., 2026 Term Loan (1 month CME Term SOFR + 3.000%)	6.672	06-17-31		497,481	485,820
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.922	10-26-30		497,481	460,483
Proofpoint, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	6.672	08-31-28		497,456	493,417
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	7.422	11-28-28		397,385	378,760
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.286	03-05-27		497,370	492,396
Zelis Payments Buyer, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	09-28-29		497,468	483,912
Technology hardware, storage and peripherals 1.1%
IN Smart Identity France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.019	09-29-28	EUR	1,400,000	1,641,777
Sandisk Corp., Term Loan B (3 month CME Term SOFR + 3.000%)	6.669	02-20-32		111,111	111,250
Materials 2.0%					3,212,997
Chemicals 1.8%
Arc Falcon I, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	7.272	09-30-28		497,413	496,169
Discovery Purchaser Corp., Term Loan (3 month CME Term SOFR + 3.750%)	7.419	10-04-29		497,503	465,165
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	02-15-31		497,500	496,465
INEOS US Finance LLC, 2021 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.272	11-08-28		497,416	405,145
M2S Group Intermediate Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	8.417	08-25-31		486,503	480,422
Olympus Water US Holding Corp., 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.922	11-03-32		500,000	491,460
Construction materials 0.2%
Oscar Acquisitionco LLC, Term Loan B (3 month CME Term SOFR + 4.250%)	7.922	04-29-29		497,429	378,171
Real estate 0.7%					1,072,433
Real estate management and development 0.3%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.172	01-31-30		500,000	501,250
Specialized REITs 0.4%
Iron Mountain, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	01-31-31		73,166	72,366

SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.430	01-25-31		497,468	498,817
Asset-backed securities 6.8%					$10,726,781
(Cost $10,525,590)
Asset-backed securities 6.8%					10,726,781
Canyon Euro CLO DAC Series 2022-1X, Class ER (3 month EURIBOR + 5.850%) (C)	7.866	04-15-39	EUR	2,000,000	2,397,174
Cross Ocean Bosphorus CLO XI DAC Series 11X, Class E (3 month EURIBOR + 5.200%) (C)	7.216	04-15-38	EUR	2,000,000	2,355,460
CVC Cordatus Loan Fund XXI DAC Series 21X, Class E (3 month EURIBOR + 5.930%) (C)	7.965	09-22-34	EUR	1,000,000	1,190,087
Harvest CLO XXIX DAC Series 29X, Class ER (3 month EURIBOR + 6.270%) (C)	8.286	07-15-37	EUR	2,000,000	2,390,965
Madison Park Euro Funding XVIII DAC Series 18X, Class E (3 month EURIBOR + 6.070%) (C)	8.086	01-15-38	EUR	1,000,000	1,194,352
Signal Harmonic CLO V DAC Series 5A, Class E (3 month EURIBOR + 6.100%) (C)(D)	8.130	01-25-38	EUR	1,000,000	1,198,743

6	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 16.2%			$25,667,699
(Cost $25,667,699)
Short-term funds 16.2%			25,667,699
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6399(E)	25,667,699	25,667,699
Total investments (Cost $165,795,083) 104.5%			$165,260,492
Other assets and liabilities, net (4.5%)			(7,085,580)
Total net assets 100.0%			$158,174,912

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	53.7%
United Kingdom	15.1%
Ireland	7.1%
France	6.4%
Netherlands	5.4%
Luxembourg	5.2%
Germany	2.2%
Spain	1.5%
Sweden	1.1%
Austria	1.1%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	7

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,712,191	USD	2,000,000	SSB	2/9/2026	$30,115	—
USD	60,344,085	EUR	51,500,000	SSB	2/9/2026	—	$(718,544)
USD	7,436,655	GBP	5,500,000	SSB	2/9/2026	—	(89,197)
						$30,115	$(807,741)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
8	JOHN HANCOCK GLOBAL SENIOR LOAN ETF | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Senior loans	$128,866,012	—	$128,866,012	—
Asset-backed securities	10,726,781	—	10,726,781	—
Short-term investments	25,667,699	$25,667,699	—	—
Total investments in securities	$165,260,492	$25,667,699	$139,592,793	—
Derivatives:
Assets
Forward foreign currency contracts	$30,115	—	$30,115	—
Liabilities
Forward foreign currency contracts	(807,741)	—	(807,741)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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